Basis Of Preparation Of The Consolidated Financial Statements - Summary of Financial Information on Yguazu Cementos S A (Parenthetical) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 2,567,160	$ 4,464,000	$ 7,221,922	$ 2,276,867
Yguazu Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,262,959	$ 878,262